Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)
Communication Services (2.6%)
*	Consolidated Communications Holdings Inc.	852,543	5,772
*	EverQuote Inc. Class A	64,995	3,780
*	Glu Mobile Inc.	349,633	3,241
*	Zynga Inc.	303,337	2,894
*	Bandwidth Inc. Class A	21,454	2,725
*	MSG Networks Inc.	169,999	1,691
*	Boingo Wireless Inc.	105,315	1,403
*	Lions Gate Entertainment Corp. Class A	184,371	1,366
*	AMC Networks Inc. Class A	38,843	908
*	Cars.com Inc.	149,325	860
*,^	Gogo Inc.	257,468	814
*	Eventbrite Inc. Class A	68,980	591
*	Liberty TripAdvisor Holdings Inc. Class A	166,236	354
*	TechTarget Inc.	9,590	288
*	Gray Television Inc.	18,987	265
*	Cardlytics Inc.	3,141	220
*	Liberty Media Corp -Liberty Braves	10,142	200
*	Lions Gate Entertainment Corp. Class B	27,683	189
			27,561
Consumer Discretionary (11.4%)
*	Meritage Homes Corp.	114,408	8,709
*	frontdoor Inc.	184,951	8,199
	Rent-A-Center Inc.	250,841	6,978
	Papa John's International Inc.	75,882	6,026
*	TRI Pointe Group Inc.	397,947	5,846
	Wingstop Inc.	40,181	5,584
*	Planet Fitness Inc. Class A	89,111	5,397
	Brunswick Corp.	75,612	4,840
*	RH	19,117	4,758
*	American Axle & Manufacturing Holdings Inc.	574,977	4,370
*	Asbury Automotive Group Inc.	55,773	4,313
*	1-800-Flowers.com Inc. Class A	193,852	3,881
*	Adient plc	192,826	3,166
	Shoe Carnival Inc.	106,534	3,118
*	Skyline Champion Corp.	123,692	3,011
*	TopBuild Corp.	25,832	2,939
*	Gentherm Inc.	67,726	2,635
^	PetMed Express Inc.	73,595	2,623
*	SeaWorld Entertainment Inc.	170,540	2,526
*	Murphy USA Inc.	22,064	2,484
	Shutterstock Inc.	59,831	2,092
*	Perdoceo Education Corp.	129,470	2,062
	Kontoor Brands Inc.	100,926	1,797
	Strategic Education Inc.	10,974	1,686

*	Mattel Inc.	151,040	1,461
	Dine Brands Global Inc.	31,938	1,345
*	Genesco Inc.	58,287	1,262
*	WW International Inc.	47,560	1,207
	Wendy's Co.	49,224	1,072
*	Laureate Education Inc. Class A	100,420	1,001
	Camping World Holdings Inc. Class A	35,455	963
*	Everi Holdings Inc.	185,874	959
*	Universal Electronics Inc.	20,458	958
*	M/I Homes Inc.	27,507	947
*	Zumiez Inc.	33,446	916
*	Grand Canyon Education Inc.	8,324	754
	Big Lots Inc.	17,648	741
*	Scientific Games Corp.	47,907	741
	Williams-Sonoma Inc.	8,366	686
	Tupperware Brands Corp.	123,497	587
	Six Flags Entertainment Corp.	29,519	567
*	Stoneridge Inc.	27,027	558
*	Cavco Industries Inc.	2,890	557
*	AutoNation Inc.	14,206	534
*	Adtalem Global Education Inc.	16,019	499
*	Beazer Homes USA Inc.	45,965	463
*	Del Taco Restaurants Inc.	69,004	409
*	GameStop Corp. Class A	79,625	346
*	Sleep Number Corp.	7,859	327
	Marriott Vacations Worldwide Corp.	3,764	309
	Bed Bath & Beyond Inc.	23,092	245
*	Veoneer Inc.	19,746	211
*	Stamps.com Inc.	966	177
			119,842
Consumer Staples (3.7%)
*	Edgewell Personal Care Co.	220,436	6,869
	Coca-Cola Consolidated Inc.	29,054	6,659
	Ingles Markets Inc. Class A	145,669	6,274
	John B Sanfilippo & Son Inc.	71,690	6,117
*	TreeHouse Foods Inc.	74,041	3,243
^	B&G Foods Inc.	82,272	2,006
*	BJ's Wholesale Club Holdings Inc.	48,870	1,821
*	Hain Celestial Group Inc.	50,460	1,590
	Medifast Inc.	11,134	1,545
*	Darling Ingredients Inc.	36,372	896
*	United Natural Foods Inc.	28,450	518
*	Sprouts Farmers Market Inc.	19,906	509
*	Rite Aid Corp.	24,541	419
	Weis Markets Inc.	7,896	396
			38,862
Energy (2.5%)
	World Fuel Services Corp.	101,547	2,616
*	Renewable Energy Group Inc.	97,647	2,420
	Range Resources Corp.	404,515	2,277
*	CONSOL Energy Inc.	416,518	2,112
	Targa Resources Corp.	96,019	1,927
*,^	W&T Offshore Inc.	674,071	1,537
	Ovintiv Inc.	121,107	1,157
	EQT Corp.	93,774	1,116
	CVR Energy Inc.	54,769	1,101

International Seaways Inc.	65,489	1,070
Arch Coal Inc. Class A	36,424	1,035
* REX American Resources Corp.	13,944	967
Antero Midstream Corp.	151,922	775
* Oceaneering International Inc.	98,062	627
* Magnolia Oil & Gas Corp. Class A	102,305	620
DMC Global Inc	21,695	599
Cactus Inc.	26,703	551
EnLink Midstream LLC	186,520	455
Equitrans Midstream Corp.	53,135	442
* CNX Resources Corp.	45,004	389
Helmerich & Payne Inc.	19,290	376
* ChampionX Corp.	36,860	360
* Green Plains Inc.	34,565	353
Kosmos Energy Ltd.	182,712	303
* Diamond S Shipping Inc.	33,159	265
US Silica Holdings Inc.	70,335	254
* Dorian LPG Ltd.	25,727	199
* Oil States International Inc.	37,151	176
* Antero Resources Corp.	65,156	165
* Matador Resources Co.	18,647	159
Nabors Industries Ltd	4,168	154
		26,557
Financials (15.6%)
LPL Financial Holdings Inc.	107,448	8,424
Primerica Inc.	72,112	8,408
Hanover Insurance Group Inc.	78,789	7,984
International Bancshares Corp.	226,652	7,257
First Citizens BancShares Inc. Class A	16,173	6,550
Federal Agricultural Mortgage Corp. Class C	90,467	5,791
FNB Corp.	757,605	5,682
Umpqua Holdings Corp.	519,841	5,531
Radian Group Inc.	336,735	5,223
CNO Financial Group Inc.	313,055	4,874
* Mr Cooper Group Inc.	390,135	4,853
Brightsphere Investment Group Inc.	366,598	4,568
Hilltop Holdings Inc.	247,147	4,560
Universal Insurance Holdings Inc.	218,341	3,876
Walker & Dunlop Inc.	75,227	3,822
OFG Bancorp	280,155	3,746
Cohen & Steers Inc.	54,068	3,679
Nelnet Inc. Class A	75,709	3,614
Westamerica BanCorp	60,650	3,483
* NMI Holdings Inc. Class A	179,623	2,888
SLM Corp.	387,715	2,726
* Enova International Inc.	180,914	2,690
First Financial Bankshares Inc.	86,049	2,486
American Equity Investment Life Holding Co.	100,392	2,481
Banner Corp.	59,977	2,279
MGIC Investment Corp.	276,642	2,266
Bank of Hawaii Corp.	35,514	2,181
Navient Corp.	309,520	2,176
Federated Hermes Inc.	90,934	2,155
* Cannae Holdings Inc.	52,295	2,149
CVB Financial Corp.	112,480	2,108
Artisan Partners Asset Management Inc. Class A	61,242	1,990
Community Bank System Inc.	34,024	1,940

	S&T Bancorp Inc.	80,434	1,886
	Interactive Brokers Group Inc.	44,321	1,851
	Piper Sandler Cos.	30,918	1,829
	First Hawaiian Inc.	98,340	1,695
	Great Western Bancorp Inc.	116,125	1,598
	Waddell & Reed Financial Inc. Class A	96,251	1,493
	Columbia Banking System Inc.	52,225	1,480
*	Palomar Holdings Inc.	16,982	1,456
	PennyMac Financial Services Inc.	32,114	1,342
	First Midwest Bancorp Inc.	97,210	1,298
	First BanCorp	219,368	1,226
	National General Holdings Corp.	47,617	1,029
	Popular Inc.	27,564	1,025
	Lakeland Financial Corp.	20,992	978
*	Brighthouse Financial Inc.	34,386	957
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	30,584	870
*	Encore Capital Group Inc.	25,264	864
	OneMain Holdings Inc	31,508	773
	South State Corp.	14,944	712
	Cathay General Bancorp	24,473	644
	Curo Group Holdings Corp.	76,319	624
	Prosperity Bancshares Inc.	10,042	596
*	Focus Financial Partners Inc. Class A	17,314	572
	Employers Holdings Inc.	17,959	542
	Old National Bancorp	32,257	444
	Virtu Financial Inc. Class A	15,585	368
	First Interstate BancSystem Inc. Class A	11,145	345
	Flagstar Bancorp Inc.	7,293	215
			163,152
Health Care (16.5%)
*	Medpace Holdings Inc.	90,925	8,458
	Bruker Corp.	175,218	7,128
*	Quidel Corp.	31,389	7,023
*	Integer Holdings Corp.	89,081	6,507
*	PRA Health Sciences Inc.	65,388	6,362
*	STAAR Surgical Co.	93,754	5,770
*	Enanta Pharmaceuticals Inc.	113,830	5,715
*,^	AMAG Pharmaceuticals Inc.	695,559	5,321
	Patterson Cos. Inc.	232,081	5,106
*	Prestige Consumer Healthcare Inc.	131,870	4,953
*	Allscripts Healthcare Solutions Inc.	708,112	4,794
*	Charles River Laboratories International Inc.	27,188	4,740
*	Veeva Systems Inc. Class A	19,154	4,490
*	Ironwood Pharmaceuticals Inc.	426,469	4,401
	Encompass Health Corp.	67,188	4,161
*	MEDNAX Inc.	230,083	3,934
*	Tenet Healthcare Corp.	202,385	3,665
*	ImmunoGen Inc.	795,019	3,657
*	Puma Biotechnology Inc.	346,826	3,617
*	Haemonetics Corp.	40,067	3,588
*,^	Esperion Therapeutics Inc.	66,925	3,434
*	Iovance Biotherapeutics Inc.	121,537	3,336
*	Cytokinetics Inc.	126,918	2,991
*	Inovalon Holdings Inc. Class A	147,198	2,835
*	Lantheus Holdings Inc.	189,644	2,712
*	Novocure Ltd.	45,324	2,688
*	Agios Pharmaceuticals Inc.	47,503	2,540

*	Spectrum Pharmaceuticals Inc.	721,823	2,440
*	Novavax Inc.	29,031	2,420
*	CorVel Corp.	31,739	2,250
*,^	Inovio Pharmaceuticals Inc.	81,366	2,193
*	NuVasive Inc.	39,163	2,180
*	Alkermes plc	102,901	1,997
*	Retrophin Inc.	92,662	1,891
*	Vanda Pharmaceuticals Inc.	148,413	1,698
*	Krystal Biotech Inc.	38,257	1,585
*	Pennant Group Inc.	66,674	1,507
*	Momenta Pharmaceuticals Inc.	45,145	1,502
*	Denali Therapeutics Inc.	61,959	1,498
*	Blueprint Medicines Corp.	19,205	1,498
*	Eidos Therapeutics Inc.	28,340	1,351
*	Acceleron Pharma Inc.	14,102	1,344
*	Voyager Therapeutics Inc.	102,911	1,299
*	Minerva Neurosciences Inc.	352,800	1,274
*	BioCryst Pharmaceuticals Inc.	266,950	1,272
*	CRISPR Therapeutics AG	15,895	1,168
*	Natera Inc.	20,848	1,040
*	Akebia Therapeutics Inc.	75,680	1,028
	Ensign Group Inc.	24,110	1,009
*	Endo International plc	277,960	953
*	Y-mAbs Therapeutics Inc.	21,975	949
*	Agenus Inc.	220,198	865
*	Nektar Therapeutics Class A	35,075	812
*,^	Precigen Inc.	154,971	773
*	Xencor Inc.	22,626	733
	US Physical Therapy Inc.	8,264	670
*	Magellan Health Inc.	8,134	594
	Computer Programs and Systems Inc.	23,856	544
*	Pacific Biosciences of California Inc.	130,205	449
*,^	Acorda Therapeutics Inc.	610,867	449
*	Teladoc Health Inc.	2,300	439
*	Tivity Health Inc.	35,849	406
*,^	Clovis Oncology Inc.	60,066	405
*	AnaptysBio Inc.	18,016	403
*	Kiniksa Pharmaceuticals Ltd. Class A	15,650	399
	Chemed Corp.	850	383
*	Molecular Templates Inc.	27,287	376
*	Myovant Sciences Ltd.	16,878	348
*	Covetrus Inc.	18,704	335
*	MacroGenics Inc.	11,851	331
*	Amneal Pharmaceuticals Inc.	61,720	294
*	Gossamer Bio Inc.	18,903	246
*	Radius Health Inc.	17,910	244
*	Assembly Biosciences Inc.	10,232	239
*	Athersys Inc.	82,763	228
*	Editas Medicine Inc.	7,412	219
*	HealthStream Inc.	8,033	178
*	Brookdale Senior Living Inc.	57,063	168
*	Select Medical Holdings Corp.	11,158	164
			172,966
Industrials (15.5%)
*	FTI Consulting Inc.	61,585	7,055
*	Aerojet Rocketdyne Holdings Inc.	165,725	6,569
*	GMS Inc.	264,858	6,513

Tetra Tech Inc.	81,763	6,469
Rush Enterprises Inc. Class A	153,400	6,360
* MasTec Inc.	133,846	6,006
Kforce Inc.	203,413	5,950
* BMC Stock Holdings Inc.	231,769	5,827
Triton International Ltd.	182,017	5,504
* Atkore International Group Inc.	197,188	5,393
Ennis Inc.	273,553	4,962
ArcBest Corp.	177,981	4,718
* Echo Global Logistics Inc.	203,391	4,397
EMCOR Group Inc.	65,102	4,306
Terex Corp.	229,054	4,299
* Foundation Building Materials Inc.	271,510	4,238
* Generac Holdings Inc.	34,538	4,211
* Builders FirstSource Inc.	189,971	3,932
Landstar System Inc.	33,240	3,733
Steelcase Inc. Class A	278,301	3,356
* Colfax Corp.	109,430	3,053
* American Woodmark Corp.	36,174	2,737
Armstrong World Industries Inc.	35,037	2,732
Korn Ferry	86,829	2,668
Kaman Corp.	57,608	2,397
Oshkosh Corp.	33,218	2,379
* Herc Holdings Inc.	74,961	2,304
Acuity Brands Inc.	23,347	2,235
UFP Industries Inc.	39,936	1,977
* WESCO International Inc.	54,780	1,923
Mueller Industries Inc.	68,326	1,816
* Aecom	48,008	1,804
Enerpac Tool Group Corp. Class A	95,837	1,687
Triumph Group Inc.	184,999	1,667
Trinity Industries Inc.	74,797	1,593
Schneider National Inc. Class B	64,427	1,590
* Vicor Corp.	20,927	1,506
Franklin Electric Co. Inc.	26,802	1,408
* Hub Group Inc. Class A	28,921	1,384
McGrath RentCorp	24,605	1,329
* Axon Enterprise Inc.	11,944	1,172
* Sunrun Inc.	59,094	1,165
Exponent Inc.	13,848	1,121
Covanta Holding Corp.	112,116	1,075
* Atlas Air Worldwide Holdings Inc.	24,578	1,058
* Avis Budget Group Inc.	43,994	1,007
* Tutor Perini Corp.	80,606	982
Albany International Corp.	16,395	963
Deluxe Corp.	39,511	930
Lindsay Corp.	10,076	929
Werner Enterprises Inc.	21,023	915
Kelly Services Inc. Class A	52,919	837
ADT Inc.	99,083	791
Arcosa Inc.	17,489	738
ABM Industries Inc.	19,862	721
* Meritor Inc.	35,673	706
* Astronics Corp.	65,847	695
Brink's Co.	12,228	557
Quad/Graphics Inc.	135,304	440
Argan Inc.	8,279	392

	Fluor Corp.	30,900	373
*	Gibraltar Industries Inc.	6,278	301
	Pitney Bowes Inc.	113,017	294
*	Great Lakes Dredge & Dock Corp.	23,897	221
*	Navistar International Corp.	7,635	215
	Wabash National Corp.	19,053	202
			162,787
Information Technology (16.4%)
*	Workiva Inc.	184,028	9,844
*	CACI International Inc. Class A	39,228	8,508
	SYNNEX Corp.	70,703	8,468
*	Five9 Inc.	74,291	8,222
	Jabil Inc.	255,545	8,198
*	Manhattan Associates Inc.	85,455	8,050
*	Lumentum Holdings Inc.	93,811	7,639
*	Synaptics Inc.	120,674	7,255
	Booz Allen Hamilton Holding Corp. Class A	91,141	7,090
	Avnet Inc.	247,138	6,891
	ManTech International Corp. Class A	96,471	6,607
	TTEC Holdings Inc.	136,853	6,372
*	Fabrinet	92,922	5,800
*	Amkor Technology Inc.	419,270	5,161
	Perspecta Inc.	213,487	4,959
*	Lattice Semiconductor Corp.	168,033	4,770
*	Cirrus Logic Inc.	64,884	4,009
*,^	Paysign Inc.	397,367	3,858
*	Advanced Micro Devices Inc.	67,565	3,555
*	Unisys Corp.	324,812	3,544
*	Box Inc.	156,806	3,255
*	SMART Global Holdings Inc.	102,443	2,784
*	SunPower Corp.	337,424	2,585
	MAXIMUS Inc.	36,448	2,568
*	Nuance Communications Inc.	99,159	2,509
*	Verint Systems Inc.	55,473	2,506
*	Cardtronics plc Class A	104,156	2,498
*	Avaya Holdings Corp.	201,251	2,487
*	Diebold Nixdorf Inc.	376,591	2,282
*	Domo Inc.	54,805	1,763
*	Enphase Energy Inc.	36,609	1,741
*	TTM Technologies Inc.	134,002	1,589
*	Infinera Corp.	241,704	1,431
*	MACOM Technology Solutions Holdings Inc.	40,404	1,388
*	Cornerstone OnDemand Inc.	31,076	1,198
*	NeoPhotonics Corp.	125,419	1,114
	Plantronics Inc.	75,466	1,108
*	Cloudera Inc.	85,411	1,086
	CSG Systems International Inc.	26,108	1,081
*	Sykes Enterprises Inc.	37,054	1,025
*	Model N Inc.	24,339	846
*	Evo Payments Inc. Class A	28,768	657
	Xperi Holding Corp	42,272	624
*	Harmonic Inc.	124,272	590
*	Ultra Clean Holdings Inc.	24,628	557
*	Digital Turbine Inc.	34,353	432
*	Applied Optoelectronics Inc.	22,235	242
*	MobileIron Inc.	47,582	235
*	Agilysys Inc.	12,748	229

* NCR Corp.	8,644	150
		171,360
Materials (4.0%)
* Element Solutions Inc.	720,351	7,816
Royal Gold Inc.	46,219	5,746
Valvoline Inc.	247,436	4,783
Verso Corp.	331,825	3,969
Boise Cascade Co.	85,895	3,230
Commercial Metals Co.	155,015	3,162
* Coeur Mining Inc.	528,060	2,683
Domtar Corp.	84,659	1,787
Silgan Holdings Inc.	54,831	1,776
O-I Glass Inc.	135,863	1,220
Huntsman Corp.	64,403	1,157
NewMarket Corp.	2,307	924
Schnitzer Steel Industries Inc.	45,924	810
Schweitzer-Mauduit International Inc.	21,904	732
Stepan Co.	7,014	681
* Kraton Corp.	22,773	394
* Forterra Inc.	31,396	350
PolyOne Corp.	8,700	228
		41,448
Real Estate (7.9%)
National Health Investors Inc.	109,610	6,656
Sabra Health Care REIT Inc.	441,190	6,366
Lexington Realty Trust	576,651	6,084
GEO Group Inc.	511,231	6,048
CoreCivic Inc.	513,108	4,803
SITE Centers Corp.	591,627	4,792
Piedmont Office Realty Trust Inc. Class A	266,590	4,428
Independence Realty Trust Inc.	362,815	4,169
Spirit Realty Capital Inc.	98,230	3,424
MGM Growth Properties LLC Class A	120,786	3,287
Life Storage Inc.	33,142	3,147
EastGroup Properties Inc.	23,633	2,803
Retail Properties of America Inc.	335,489	2,456
Brandywine Realty Trust	218,602	2,381
QTS Realty Trust Inc. Class A	35,257	2,260
Universal Health Realty Income Trust	26,888	2,137
CyrusOne Inc.	24,774	1,802
American Finance Trust Inc.	226,037	1,794
Uniti Group Inc.	170,724	1,596
iStar Inc.	117,374	1,446
Global Net Lease Inc.	71,132	1,190
Office Properties Income Trust	39,758	1,033
One Liberty Properties Inc.	57,432	1,012
Columbia Property Trust Inc.	70,850	931
Diversified Healthcare Trust	186,167	824
RPT Realty	114,868	799
Kite Realty Group Trust	62,716	724
RE/MAX Holdings Inc.	21,801	685
Equity Commonwealth	20,214	651
City Office REIT Inc.	59,087	594
Realogy Holdings Corp.	72,934	540
Xenia Hotels & Resorts Inc.	56,472	527
New Senior Investment Group Inc.	126,909	459

^ Macerich Co.			46,528	417
Kennedy-Wilson Holdings Inc.			12,628	192
Tanger Factory Outlet Centers Inc.			23,424	167
				82,624
Utilities (3.3%)
PNM Resources Inc.			185,372	7,126
IDACORP Inc.			70,558	6,165
Hawaiian Electric Industries Inc.			166,026	5,987
Unitil Corp.			76,271	3,418
Otter Tail Corp.			74,750	2,899
MDU Resources Group Inc.			100,036	2,219
Clearway Energy Inc.			74,865	1,726
American States Water Co.			16,033	1,261
ONE Gas Inc.			12,145	936
Black Hills Corp.			15,467	876
NorthWestern Corp.			14,491	790
Portland General Electric Co.			13,059	546
Avista Corp.			5,473	199
				34,148
Total Common Stocks (Cost $1,066,527)				1,041,307

	Coupon
Temporary Cash Investments (2.1%)
Money Market Fund (2.0%)
1,2 Vanguard Market Liquidity Fund	0.227%		210,023	21,003
			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
3 United States Cash Management Bill	0.135%	7/14/20	700	700
Total Temporary Cash Investments (Cost $21,697)				21,703
Total Investments (101.5%) (Cost $1,088,224)				1,063,010
Other Assets and Liabilities -Net (-1.5%)2				(16,028)
Net Assets (100%)				1,046,982
Cost is in ($000)

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,402,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $16,087,000 was received for securities on loan.
3 Securities with a value of $619,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2020	93	6,685	253

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	1,041,307	—	—	1,041,307
Temporary Cash Investments	21,003	700	—	21,703
Total	1,062,310	700	—	1,063,010
Derivative Financial Instruments
Assets
Futures Contracts[1]	67	—	—	67
1 Represents variation margin on the last day of the reporting period.